Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments
Investments
We have made strategic investments in certain companies that are accounted for using the equity or cost method of accounting. The method of accounting for an investment depends on the level of influence. We monitor changes in circumstances that may require a reassessment of the level of influence. We periodically review the carrying value of these investments for impairment, considering factors such as the most recent stock transactions and book values from the recent financial statements. The fair value of cost and equity-method investments is estimated when there are identified events or changes in circumstances that may have an impact on the fair value of the investment. A summary of these investments, which are included in other assets, is as follows:

		Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
Company (in thousands)	Ownership Percentage	2011	2010	2011	2010	2009
PreAnalytiX GmbH	50.00%	$15,723	$15,308	$390	$2,969	$2,887
QBM Cell Science	19.50%	$395	$405	$(10)	$11	$(49)
QIAGEN Finance	100.00%	$252	$949	$103	$131	$115
QIAGEN Euro Finance	100.00%	$622	$1,306	$266	$273	$300
Pyrobett	19.00%	$3,749	$3,927	$(178)	$(73)	$—
Dx Assays Pte Ltd	33.30%	$—	$—	$—	$—	$(316)
Scandinavian Gene Synthesis AB	40.00%	$15,714	$—	$23	$—	$—
Peak-Service	40.00%	$20	$—	$—	$—	$—

We have a 50% interest in a joint venture company, PreAnalytiX GmbH, for which we are not the primary beneficiary. Thus, the investment is accounted for under the equity method. PreAnalytiX was formed to develop, manufacture and market integrated systems for the collection, stabilization and purification of nucleic acids for molecular diagnostic testing. At present, our maximum exposure to loss as a result of our involvement with PreAnalytiX is limited to our share of losses from the equity method investment itself.
We have a 100% interest in QIAGEN Finance (Luxembourg) S.A. (QIAGEN Finance) and QIAGEN Euro Finance (Luxembourg) S.A. (Euro Finance), companies established for the purpose of issuing convertible debt in 2004 and 2006, respectively. In August 2004, we issued $150.0 million of 1.5% Senior Convertible Notes (2004 Notes) due in 2024 through QIAGEN Finance. In May 2006, we completed the offering of $300.0 million of 3.25% Senior Convertible Notes (2006 Notes) due in 2026 through Euro Finance. The proceeds of the 2004 and 2006 Notes were loaned to subsidiaries within the consolidated QIAGEN N.V. group. QIAGEN N.V. has guaranteed all of these Notes, and has agreements with each of QIAGEN Finance and Euro Finance to issue common shares to the investors in the event of conversion of any of the Notes. QIAGEN Finance and Euro Finance are variable interest entities. We are not the primary beneficiary, therefore neither is consolidated. Accordingly, the 2004 and 2006 convertible debt is not included in the consolidated statements of QIAGEN N.V., though QIAGEN N.V. does report the full obligation of the debt through its liabilities to QIAGEN Finance and Euro Finance. QIAGEN N.V. accounts for its investments in QIAGEN Finance and Euro Finance as equity investments and accordingly records 100% of the profit or loss of QIAGEN Finance and Euro Finance in the gain or loss from equity method investees. At present, our maximum exposure to loss as a result of our involvement with QIAGEN Finance and Euro Finance is limited to our share of losses from the equity method investments.
In 2010, we made a $4.0 million investment in Pyrobett, a company located in Singapore which performs research and development activities related to the development of instruments for use in life sciences.
During the second quarter of 2011, we paid $9.7 million for a 40% share together with a $6.7 million advance payment towards the potential future acquisition of the remaining 60% of Scandinavian Gene Synthesis AB. We hold a call option, exercisable for two months after October 2012 to acquire the remaining 60% of shares. Conversely, the sellers in this transaction hold a put option to sell the remaining 60% of shares to us, exercisable for two months after October 2012. In case neither the put nor the call option is exercised the sellers must repay $6.7 million. The investment is accounted for under the equity-method.
At December 31, 2011 and 2010, we had a total of cost-method investments in non-publicly traded companies with carrying amounts of $6.8 million and $3.4 million, respectively, which are included in other assets. The fair-value of these cost-method investments are not estimated as there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment.
At December 31, 2011 and 2010, we had a loan receivable of $1.5 million and $1.6 million, respectively, included in other long-term assets, due from Dx Assays, which bears interest at 15% and is due in March 2013.
During 2009, we sold our investment in a privately-held company which had been accounted for under the cost-method of accounting, and realized a gain of $10.5 million in 2009. The proceeds were received in January 2010, and an additional gain of $0.6 million was recorded in 2010 following the receipt of additional proceeds which had been held in escrow.